Related Party Balance and Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related Party Balance and Transactions

15. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a) Mr. Chi Kin Kelvin Yeung, a director of the Company.

(b) Tak Wan Construction & Drilling Co., Limited, Mr. Shing Wai Wong (a director of the Operating Subsidiary) was a common director between April 2023 and July 2024.

a. Due to related parties

As of March 31, 2025 and 2024, the balances of amounts due to a related party were as follows:

	As of March 31,
	2025	2024
	USD	USD
Due to a related party
Mr. Chi Kin Kelvin Yeung (a)	157,257	164,057

Total(1)	157,257	164,057

(1)	The balance represented the advances from a director. The amount was unsecured, interest-free and repayable on demand.

Related party transactions

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Substructure service revenue from a related party
Tak Wan Construction & Drilling Co., Limited (b)	-	60,407	—
Total	-	60,407	—

Repayment to a related party
Mr. Chi Kin Kelvin Yeung (a)	6,700	230,769	186,073

Total	6,700	230,769	186,073